Borrowings - Bonds (Details) € in Millions, £ in Millions, $ in Millions	Dec. 31, 2025 USD ($)	Dec. 31, 2025 GBP (£)	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 GBP (£)
Disclosure of detailed information about borrowings [line items]
Carrying value		£ 8,102		£ 9,646
USD 1,750m 3.125% Mar 2025
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	3.125%	3.125%	3.125%
Notional amount | $	$ 1,750
Carrying value				1,394
EUR 850m 1.250% Mar 2026
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	1.25%	1.25%	1.25%
Notional amount | €			€ 850
Carrying value		£ 739		694
USD 2,000m 3.375% Mar 2027
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	3.375%	3.375%	3.375%
Notional amount | $	$ 2,000
Carrying value		£ 1,484		1,587
EUR 750m 2.875% Sep 2028
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	2.875%	2.875%	2.875%
Notional amount | €			€ 750
Carrying value		£ 648		620
GBP 300m 2.875% Oct 2028
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	2.875%	2.875%	2.875%
Notional amount		£ 300
Carrying value		£ 300		299
USD 1,000m 3.375% Mar 2029
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	3.375%	3.375%	3.375%
Notional amount | $	$ 1,000
Carrying value		£ 739		785
EURO 750m 1.750% Mar 2030
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	1.75%	1.75%	1.75%
Notional amount | €			€ 750
Carrying value		£ 654		620
USD 2,000m 3.625% Mar 2032
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	3.625%	3.625%	3.625%
Notional amount | $	$ 2,000
Carrying value		£ 1,470		1,558
GBP 300m 4.625% Sep 2033
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	4.625%	4.625%	4.625%
Notional amount		£ 300
Carrying value		£ 299		298
EUR 750m 2.125% Mar 2034
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	2.125%	2.125%	2.125%
Notional amount | €			€ 750
Carrying value		£ 650		617
GBP 400m 3.375% Mar 2038
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	3.375%	3.375%	3.375%
Notional amount		£ 400
Carrying value		£ 399		398
USD 1,000m 4.000% Mar 2052
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	4.00%	4.00%	4.00%
Notional amount | $	$ 1,000
Carrying value		£ 720		£ 776